Operating Segment Information - Schedule of Geographical Areas Based on Location of Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	$ 30,758	$ 22,644
Media and entertainment [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	10,513	9,976
Hotel operation, hospitality and VIP services [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	20,245	12,668
China (including Hong Kong) [Member] | Media and entertainment [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	387	111
China (including Hong Kong) [Member] | Hotel operation, hospitality and VIP services [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	2,861	2,929
Europe [Member] | Media and entertainment [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	4,557	4,317
Europe [Member] | Hotel operation, hospitality and VIP services [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	188
America [Member] | Media and entertainment [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	3,276	3,690
America [Member] | Hotel operation, hospitality and VIP services [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	3,410
Australia [Member] | Hotel operation, hospitality and VIP services [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	2,219
Southeast Asia [Member] | Media and entertainment [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	2,293	1,858
Southeast Asia [Member] | Hotel operation, hospitality and VIP services [Member]
Schedule of Geographical Areas Based on Location of Operations [Line Items]
Revenue from contract with customers	$ 11,567	$ 9,739